Warrants Liability - Schedule of Fair value for Subscription Warrants Determined Using Binomial Pricing Model (Details)	Mar. 20, 2025 CAD ($) $ / shares
Schedule of Fair value for Subscription Warrants Determined Using Binomial Pricing Model [Abstract]
Weighted average share price (in Dollars per share) | $ / shares	$ 13.75
Weighted average risk-free interest rate	2.75%
Weighted average dividend yield (in Dollars) | $
Weighted average stock price volatility	52.56%
Weighted average period to expiry (years)